Assets and liabilities of disposal group held for sale (Narrative) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Assets And Liabilities Of Disposal Group Held For Sale [Abstract]
Assets of disposal groups classified as held for sale	$ 81,661
Liabilities of disposal groups classified as held for sale	$ 46,635